Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000213942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000213942 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000213942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213942 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213942 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000213942 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213942 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000213942 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213942 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213942 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213942 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213942 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213942 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000213941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000213941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213941 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000213941 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000213941 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213941 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000213941 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213941 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213941 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213941 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213941 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213941 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[1]
C000213946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[1]
C000213946 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[1]
C000213946 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000213946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1]
C000213946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000213946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000213946 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000213946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
C000213946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[1]
C000213946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000213946 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000213946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000213946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[1]
C000213946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000213946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000213946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
C000213946 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000213946 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000213946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000213947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[2]
C000213947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[2]
C000213947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[2]
C000213947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000213947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000213947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000213947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000213947 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000213947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[2]
C000213947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[2]
C000213947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000213947 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000213947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000213947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000213947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000213947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000213947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
C000213947 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000213947 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000213947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000213944 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[3]
C000213944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[3]
C000213944 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000213944 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000213944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3]
C000213944 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000213944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000213944 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000213944 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[3]
C000213944 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[3]
C000213944 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000213944 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000213944 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000213944 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[3]
C000213944 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000213944 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000213944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[3]
C000213944 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000213944 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000213944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000213945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[4]
C000213945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[4]
C000213945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[4]
C000213945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000213945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000213945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000213945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000213945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000213945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[4]
C000213945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[4]
C000213945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000213945 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000213945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000213945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000213945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000213945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000213945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000213945 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000213945 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000213945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000213949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000213949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000213949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213949 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000213949 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000213949 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213949 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213949 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000213949 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213949 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213949 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213949 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213949 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000213950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000213950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000213950 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000213950 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213950 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213950 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000213950 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213950 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213950 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213950 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213950 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[2]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[3]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[4]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.